Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share
Schedule of basic earnings per share are calculated

	2018	2017	2016
Result attributable to equity holders of the Company (€ in thousands)	(36,894)	(43,637)	(39,103)
Weighted average number of shares outstanding	34,052,520	25,374,807	23,346,507
Basic (and diluted) earnings per share (€ per share)	€(1.08)	€(1.72)	€(1.67)